John Hancock Corporate Bond ETF Expense Example - John Hancock Corporate Bond ETF - N/A	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	146
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 642